As filed with the Securities and Exchange Commission on September 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21169
NEUBERGER BERMAN NEW YORK MUNICIPAL FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman New York Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments New York Municipal Fund Inc.(a)
(Unaudited) July 31, 2018

Principal Amount		Value†
(000's omitted)		(000's omitted)

Municipal Notes 166.0%

American Samoa 0.7%
$500	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$502

California 6.4%
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	241	(b)(c)
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured), 0.00%, due 8/1/24	2,707
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,523
		4,471
Georgia 0.7%
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	492	(b)(c)

Guam 3.2%
1,135	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,176
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25 Pre-Refunded 7/1/20	1,068
		2,244
Illinois 1.5%
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/23	1,056

Louisiana 0.8%
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	529

Nevada 1.5%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,051

New York 145.8%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380	Ser. 2014-A, 5.00%, due 12/1/27	425
375	Ser. 2014-A, 5.00%, due 12/1/28	417
270	Ser. 2014-A, 5.00%, due 12/1/29	299
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 8/1/47	521
1,325	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/35	1,433
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500	Ser. 2015, 5.00%, due 11/15/27	557
500	Ser. 2015, 5.00%, due 11/15/28	555
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270	Ser. 2014-A, 5.00%, due 6/1/26	312
225	Ser. 2014-A, 5.00%, due 6/1/29	258
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250	Ser. 2014, 5.00%, due 7/1/22	277
500	Ser. 2014, 5.00%, due 7/1/29	558
250	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	236
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
155	Ser. 2015, 5.00%, due 6/1/26	176
125	Ser. 2015, 5.00%, due 6/1/27	141
195	Ser. 2015, 5.00%, due 6/1/28	220
220	Ser. 2015, 5.00%, due 6/1/29	247
325	Ser. 2015, 5.00%, due 6/1/30	364
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	593
750	Build NYC Res. Corp. Rev. (Met Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/47	783	(b)
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int'l Cultures), Ser. 2013-A, 3.88%, due 4/15/23	503
	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.)
100	Ser. 2014, 3.75%, due 1/1/20	102	(b)
200	Ser. 2014, 4.50%, due 1/1/25	217	(b)
700	Deutsche Bank Spears/Lifers Trust Rev. (Build NYC Res. Corp.), Ser. 2017-DBE-7004, (Deutsche Bank AG), 1.34%, due 12/1/39	700	(b)(d)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200	Ser. 2016-A-1, 5.00%, due 7/1/41	220
275	Ser. 2016-A-1, 5.00%, due 7/1/46	301
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,089
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25 Pre-Refunded 5/1/19	1,080
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,389
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23 Pre-Refunded 7/1/19	1,559
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	597
1,500	Jefferson Co. Civic Fac. Dev. Corp. Rev. Ref. (Samaritan Med. Ctr. Obligated Group Proj.), Ser. 2017-A, 4.00%, due 11/1/47	1,438
460	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/20	454	(b)
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/29	332
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500	Ser. 2013-A, 5.00%, due 10/1/24	554
500	Ser. 2013-A, 5.00%, due 10/1/25	552
250	Ser. 2013-A, 4.00%, due 10/1/26	262
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120	Ser. 2012-A, 5.00%, due 6/1/23	1,236
210	Ser. 2012-A, 5.00%, due 6/1/25	231
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%, due 9/1/27	1,444
500	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	514
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/28 Pre-Refunded 4/1/23	2,277
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500	Ser. 2014, 5.00%, due 7/1/23	561
1,000	Ser. 2014, 5.00%, due 7/1/27	1,118
4,175	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/46	4,157
	New York City G.O.
1,000	Ser. 2009-E, 5.00%, due 8/1/21	1,033
950	Ser. 2009-B, 5.00%, due 8/1/22	982
910	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Fiscal 2008), Ser. 2007-BB-1, (LOC: Bank of Tokyo), 0.90%, due 6/15/36	910	(d)
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/40	542	(b)
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,457
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due 7/1/27	1,830
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.63%, due 7/1/25	850
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College), Ser. 2009, 5.00%, due 7/1/24	513
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	902
1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009, 5.25%, due 7/1/24 Pre-Refunded 7/1/19	1,650
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 4.38%, due 5/1/26 Pre-Refunded 5/1/21	2,143
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012, 4.00%, due 7/1/28	1,450
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John's Univ.), Ser. 2007-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/19	2,067
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph's College), Ser. 2010, 5.25%, due 7/1/25	601
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
460	Ser. 2014-A, 4.00%, due 1/1/26	482
470	Ser. 2014-A, 4.00%, due 1/1/27	489
200	Ser. 2014-A, 4.00%, due 1/1/28	207
275	Ser. 2014-A, 4.13%, due 1/1/29	285
1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	1,516
750	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology), Ser. 2016, 5.00%, due 12/1/26	787	(b)
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400	Ser. 2017, 5.00%, due 12/1/35	441	(b)
200	Ser. 2017, 5.00%, due 12/1/36	221	(b)
400	Ser. 2017, 5.00%, due 12/1/37	439	(b)
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,236
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,143
	New York St. HFA Rev. (Affordable Hsg.)
1,615	Ser. 2009-B, 4.50%, due 11/1/29	1,635
960	Ser. 2012-F, (SONYMA Insured) 3.05%, due 11/1/27	964
300	New York St. Hsg. Fin. Agcy. Rev. (625 West 57th St.), Ser. 2015-A-1, (LOC: The Bank of New York Mellon), 0.92%, due 5/1/49	300	(d)
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	1,052
	New York St. Muni. Bond Bank Agcy.
1,230	Subser. 2009-B1, 5.00%, due 12/15/23	1,283
1,295	Subser. 2009-B1, 5.00%, due 12/15/24	1,350
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B, 5.00%, due 4/1/19	1,116
1,500	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	1,554
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/33	2,237
1,545	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/41	1,549
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,269
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	851
900	Niagara Area Dev. Corp. Rev. (Covanta Energy Proj.), Ser. 2012, 4.00%, due 11/1/24	900	(b)
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640	Ser. 2012-A, 5.00%, due 5/1/25	699
300	Ser. 2012-A, 5.00%, due 5/1/26	327
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%, due 6/15/26	1,192
1,010	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/29	1,134
500	Onondaga Civic Dev. Corp. Rev. (St. Josephs Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/25 Pre-Refunded 7/1/19	516
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,045
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	1,563
500	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred -Third), Ser. 2017, 5.00%, due 4/15/57	564
1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/28	1,561
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/25	2,209
1,000	Syracuse IDA (Carousel Ctr. Proj.), Ser. 2016-A, 5.00%, due 1/1/31	1,085
190	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/24	190
	Triborough Bridge & Tunnel Au. Rev.
1,000	Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	1,011
765	Subser. 2008-D, 5.00%, due 11/15/23	773
	TSASC Inc. Rev. Ref.
580	Ser. 2017-A, 5.00%, due 6/1/28	657
3,000	Ser. 2017-A, 5.00%, due 6/1/41	3,243
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,439
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	3,431
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	1,011	(b)
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825	Ser. 2016, 5.00%, due 11/1/30	908
1,000	Ser. 2016, 3.75%, due 11/1/37	960
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,460
		101,473
Ohio 0.7%
500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	504

Pennsylvania 3.2%
	Pennsylvania St. Turnpike Commission Rev.
285	Ser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	313
305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	334
1,410	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	1,547
		2,194
Texas 0.5%
400	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	321	(b)(c)(e)

Virgin Islands 1.0%
	Virgin Islands Pub. Fin. Au. Rev.
250	Ser. 2014-A, 5.00%, due 10/1/24	237
500	Ser. 2014-A, 5.00%, due 10/1/29	456
		693

	Total Municipal Notes (Cost $112,235)	115,530

UNITS

Liquidating Trust - Real Estate 2.5%
600	CMS Liquidating Trust (Cost $3,106)	$1,740	*(f)(g)

	Total Investments 168.5% (Cost $115,341)	117,270

	Other Assets Less Liabilities 0.9%	601

	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of approximately $25,000) (69.4)%	(48,275)

	Net Assets Applicable to Common Stockholders 100.0%	$69,596

*	Non-income producing security.
(a)	Effective August 28, 2018. Formerly New York Intermediate Municipal Fund Inc. through August 27, 2018.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $7,651,000, which represents 11.0% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2018.

(e)	Defaulted security.
(f)	Value determined using significant unobservable inputs.
(g)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At July 31, 2018, this security amounted to approximately $1,740,000 which represents 2.5% of net assets applicable to common stockholders of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Stockholders as of Acquisition Date	Value as of 7/31/2018	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 7/31/2018
CMS Liquidating Trust	11/21/2012	$3,105	4.0%	$1,740	2.5%

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Fund Inc.(a)
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$115,530	$—	$115,530
Liquidating Trust - Real Estate	—	—	1,740	1,740
Total Investments	$—	$115,530	$1,740	$117,270

(a)	The Schedule of Investments provides a categorization by state/territory or industry for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
Units
Liquidating Trust—Real Estate	$1,710	$—	$—	$30	$—	$—	$—	$—	$1,740	$30
Total	$1,710	$—	$—	$30	$—	$—	$—	$—	$1,740	$30

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2018.

Asset class	Fair value at 7/31/2018	Valuation approach	Unobservable input	Range per unit	Input value per unit	Impact to valuation from decrease in input
Units	$1,740,000	Income Approach	Appraised value	$2,592 - $2,903	$2,903	Decrease

See Notes to Schedule of Investments

July 31, 2018
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Municipal Fund Inc. (Formerly, Neuberger Berman California Intermediate Municipal Fund Inc.), Neuberger Berman Municipal Fund Inc. (Formerly, Neuberger Berman Intermediate Municipal Fund Inc.) and Neuberger Berman New York Municipal Fund Inc. (Formerly, Neuberger Berman New York Intermediate Municipal Fund Inc.), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Funds’ Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman New York Municipal Fund Inc.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  September 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  September 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2018